INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents, trademarks and proprietary technology (3)	Loyalty program	Brand names (3)	Other	Value of insurance contracts acquired	Total assets
Gross carrying amount:
Balance at January 1, 2020	$1,968	$5,760	$3,511	$158	$409	$471	$227	$12,504
Additions	496	—	107	—	—	7	—	610
Acquisitions through business combinations (1)	—	55	90	—	10	16	—	171
Dispositions	—	(68)	(5)	—	—	(100)	—	(173)
Assets reclassified as held for sale (2)	—	—	(1)	—	—	—	—	(1)
Foreign currency translation	(429)	95	86	11	32	(37)	5	(237)
Balance at December 31, 2020	$2,035	$5,842	$3,788	$169	$451	$357	$232	$12,874
Additions	165	—	104	—	3	50	—	322
Acquisitions through business combinations (1)	—	3,028	899	—	605	4	—	4,536
Dispositions	—	(64)	(66)	—	(23)	(2)	—	(155)
Foreign currency translation	(146)	(187)	(116)	(7)	23	(18)	2	(449)
Balance at December 31, 2021	$2,054	$8,619	$4,609	$162	$1,059	$391	$234	$17,128
Accumulated amortization and impairment
Balance at January 1, 2020	$(171)	$(414)	$(282)	$(26)	$(12)	$(39)	$(1)	$(945)
Amortization expense	(59)	(361)	(263)	(2)	(8)	(20)	(39)	(752)
Dispositions	—	68	4	—	—	18	—	90
Foreign currency translation	49	(41)	(7)	(4)	(8)	7	(2)	(6)
Balances at December 31, 2020	$(181)	$(748)	$(548)	$(32)	$(28)	$(34)	$(42)	$(1,613)
Amortization expense	(71)	(420)	(257)	(11)	(14)	(20)	(48)	(841)
Dispositions	—	25	36	—	12	—	—	73
Foreign currency translation	15	50	19	(6)	(21)	2	—	59
Balance at December 31, 2021	$(237)	$(1,093)	$(750)	$(49)	$(51)	$(52)	$(90)	$(2,322)
Net book value
December 31, 2020	$1,854	$5,094	$3,240	$137	$423	$323	$190	$11,261
December 31, 2021	$1,817	$7,526	$3,859	$113	$1,008	$339	$144	$14,806
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes indefinite life intangible assets with a carrying value of $1,470 million (2020: $900 million) in the partnership’s infrastructure services and industrials segments.
    The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2056 at which point the underlying concessions assets will be returned to the various grantors.
    The proprietary technology within the partnership’s nuclear technology services operations pertains to developed technology that has the potential to provide competitive advantages and product differentiation. The developed technology was valued at the date the partnership acquired its nuclear technology services operations using an excess earnings method and a relief from royalty method to determine the after-tax cash flows associated to the portfolio of products and processes provided by the business. The technology includes fuel products, components and services, plant designs, as well as engineering and other services to the owners and operators of power plants. These services consist of production and services, field services, reactor services, pump and motor services and engineering services. The proprietary technology acquired was assessed to have an estimated useful life of 15 years.
    The customer relationships of the partnership’s nuclear technology services operations pertain to strong and continuing relationships with many of the company’s customers within the nuclear power generation industry. Due to relatively high barriers to entry, regulatory requirements and the time required to recreate relationships due to the bidding and proposal process within the nuclear power generation industry, existing customer relationships are expected to provide a future source of cash flows. The nuclear technology services operations’ customer relationships were valued at the date the partnership acquired its nuclear technology services operations using the cost replacement approach to estimate the cost to recreate the existing customer base. The customer relationships acquired were assessed to have estimated useful lives of up to 15 years.
    The brand names of the nuclear technology services operations pertain to the recognition of its trade name which carries a strong reputation in the industry and positive brand recognition. The brand names have an indefinite useful life and were valued at the date the partnership acquired its nuclear technology services operations using an income approach.
    The customer relationships of the partnership’s advanced energy storage operations relate to strong and continuing relationships with many of the original equipment manufacturer and aftermarket customers within the automotive batteries industry. These customer relationships were valued at the date the partnership acquired its advanced energy storage operations using an income approach by discounting the free cash flows expected to be generated. The customer relationships acquired were assessed to have a weighted average useful life of up to 16 years.
    The proprietary technology of the advanced energy storage operations of the partnership were assessed to have a weighted average useful life of 14 years and was valued using an income approach at the date the partnership acquired the business.
    Trademarks of the advanced energy storage operations of the partnership pertain to endorsed brands that are highly regarded and recognized in the marketplace. These trademarks have an indefinite useful life and were valued using an income approach at the date the partnership acquired its advanced energy storage operations.
    Customer relationships acquired as a part of the partnership’s acquisition of the modular building leasing services relate to long-term customer relationships with existing modular unit leasing customers. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have useful lives of up to 13 years.
    Brand names acquired as part of the partnership’s acquisition of the modular building leasing services pertain to the recognition of the collective brand names in different regions which represent the positive reputation of the operations’ product offerings. The brand names were valued at the date of acquisition using the relief from royalty method and has an indefinite useful life.
    Customer relationships acquired as part of the partnership’s acquisition of the engineered components manufacturer pertain to established relationships within a highly fragmented industry. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have useful lives of up to 23 years.